COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in AOCI
Balance at the beginning of the period	CAD 18,898
Balance at the end of the period	21,386	CAD 18,898
Accumulated other comprehensive income/(loss)
Changes in AOCI
Balance at the beginning of the period	1,632	(435)	CAD (599)
Other comprehensive income/(loss) retained in AOCI	(760)	2,289	(326)
Other comprehensive (income)/loss reclassified to earnings, Pension and OPEB	21	32	18
Total before tax impact	(620)	1,971	(124)
Income tax on amounts retained in AOCI	102	1	336
Income tax on amounts reclassified to earnings	(56)	4	(48)
Income tax on amounts reclassified to earnings of derecognized cash flow hedges		91
Tax impact	46	96	288
Balance at the end of the period	1,058	1,632	(435)
Accumulated other comprehensive income/(loss) | Interest rate contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings, Cash Flow Hedges	147	(34)	201
Accumulated other comprehensive income/(loss) | Commodity contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings, Cash Flow Hedges	(11)	(11)	(2)
Accumulated other comprehensive income/(loss) | Foreign exchange contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings, Cash Flow Hedges	1	7	8
Accumulated other comprehensive income/(loss) | Other contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings, Cash Flow Hedges	(18)	26	(23)
Accumulated other comprehensive income/(loss) | Derecognized cash flow hedges
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings		(338)
Cash Flow Hedges
Changes in AOCI
Balance at the beginning of the period	(688)	(488)	(1)
Other comprehensive income/(loss) retained in AOCI	(216)	73	(857)
Total before tax impact	(97)	(277)	(673)
Income tax on amounts retained in AOCI	91	(29)	231
Income tax on amounts reclassified to earnings	(52)	15	(45)
Income tax on amounts reclassified to earnings of derecognized cash flow hedges		91
Tax impact	39	77	186
Balance at the end of the period	(746)	(688)	(488)
Cash Flow Hedges | Interest rate contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings	147	(34)	201
Cash Flow Hedges | Commodity contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings	(11)	(11)	(2)
Cash Flow Hedges | Foreign exchange contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings	1	7	8
Cash Flow Hedges | Other contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings	(18)	26	(23)
Cash Flow Hedges | Derecognized cash flow hedges
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings		(338)
Net Investment Hedges
Changes in AOCI
Balance at the beginning of the period	(795)	108	378
Other comprehensive income/(loss) retained in AOCI	171	(952)	(301)
Total before tax impact	171	(952)	(301)
Income tax on amounts retained in AOCI	(5)	49	31
Tax impact	(5)	49	31
Balance at the end of the period	(629)	(795)	108
Cumulative Translation Adjustment
Changes in AOCI
Balance at the beginning of the period	3,365	309	(778)
Other comprehensive income/(loss) retained in AOCI	(665)	3,056	1,087
Total before tax impact	(665)	3,056	1,087
Balance at the end of the period	2,700	3,365	309
Equity Investees
Changes in AOCI
Balance at the beginning of the period	37	(5)	(15)
Other comprehensive income/(loss) retained in AOCI	(5)	47	10
Total before tax impact	(5)	47	10
Income tax on amounts retained in AOCI	5	(5)
Tax impact	5	(5)
Balance at the end of the period	37	37	(5)
Pension and OPEB Amortization Adjustment
Changes in AOCI
Balance at the beginning of the period	(287)	(359)	(183)
Other comprehensive income/(loss) retained in AOCI	(45)	65	(265)
Other comprehensive (income)/loss reclassified to earnings	21	32	18
Total before tax impact	(24)	97	(247)
Income tax on amounts retained in AOCI	11	(14)	74
Income tax on amounts reclassified to earnings	(4)	(11)	(3)
Tax impact	7	(25)	71
Balance at the end of the period	CAD (304)	CAD (287)	CAD (359)